Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties of the Group and their Relationships

The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Fanhua Insurance Sales and Services Group Ltd. (“Fanhua Group”)	Shareholder of the Company
Mr. Lei Zhang	Founder, Chairman of the Board of Directors and CEO

Schedule of Related Party Transaction

The outstanding balance due to related parties as of December 31, 2025 and June 30, 2026 were as follows:

Balances with related parties	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Amounts due to related parties
Fanhua Group (i)	50,626	52,949

Amounts due from related parties
Mr. Lei Zhang (ii)	-	13,622
Others	-	681
Total	-	14,303

(i)	Corporate borrowings from Fanhua Group

Schedule of Estimate the Fair Value of the Corporate Borrowings
	As of	As of
	December 31, 2025	June 30, 2026
Discount rate	9.20%	8.78%

Schedule of Corporate Borrowings

The movement of Corporate borrowings from Fanhua Group is as follows:

Corporate Borrowings
RMB
Balance as of January 1, 2025	45,811
Change in fair value	2,052
Change in other comprehensive income	453
Balance as of June 30, 2025	48,316
Balance as of January 1, 2026	50,626
Change in fair value	2,330
Change in other comprehensive income	(7)
Balance as of June 30, 2026	52,949